STAFF COSTS - Key management Personnel Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	$ 727	$ 821	$ 856
Christopher H. Boehringer
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	210	235	256
David N. Weinstein
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	207	234	200
Goran Trapp
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	155	176	172
Annette Malm Justad
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration	$ 155	$ 176	139
Torben Janholt
Non-Executive Board and Committee Remuneration, Short term
Short-term remuneration			$ 89